EXIT and DISPOSAL ACTIVITIES	12 Months Ended
Dec. 31, 2016
EXIT and DISPOSAL ACTIVITIES [Abstract]
EXIT and DISPOSAL ACTIVITIES
3. EXIT and DISPOSAL ACTIVITIES

Relocation of Polysilicon Operations to Xinjiang

Starting 2013, the Group commenced a plan to expand the capacity at the Xinjiang plant and relocate significant production assets, with a carrying value of $ 144.7 million, from Chongqing Daqo to its Xinjiang plant. In connection with this relocation plan, the Group determined i) to cease a retooling project at its polysilicon production line located at Chongqing Daqo in the second quarter of 2013, and ii) it was more practical to relocate its machinery and equipment located at Chongqing Daqo, to Xinjiang as part of the Polysilicon Phase II Expansion Project plan.

In August 2014, the Board of Directors approved the Company to launch an early stage research for the Polysilicon Phase III Expansion Project in Xinjiang. After a comprehensive analysis of the capacity and comparability of the Chongqing machinery and equipment, the Company concluded that it would be more efficient to use part of the machinery and equipment in Phrase III, rather than using all of them in Phrase II Expansion Project. As a result, the Company has changed its original relocation plan and determined to utilize a portion of these equipment and machinery in Polysilicon Phase III Expansion Project in Xinjiang.

As of December 31, 2014, about $46.1 million (equivalent to RMB 286.4 million) of $116.1 million (equivalent to RMB720.5 million) of the machinery and equipment have been relocated from Chongqing Daqo to its Xinjiang plant for Polysilicon Phase II Expansion Project, which has been fully ramped up in the third quarter of 2015. The Company expects to complete the Polysilicon Phase III Expansion Project by early 2017, and the remaining machinery and equipment of $70.0 million (equivalent to RMB434.1 million) will be relocated from Chongqing to Xinjiang then. The change to the original relocation plan indicated that the carrying amount of the remaining machinery and equipment of $70.0 million may not be recoverable as of December 31, 2014. The Group with the assistant of an independent valuation firm performed the recoverability testing. As a result, the Group concluded that the estimated sum of the undiscounted cash flows expected to be generated from the use and eventual disposition of the polysilicon group were in substantial excess of the carrying amount, and no impairment was noted as of December 31, 2014.

During the year ended December 31, 2014, additional $0.8 million relocation cost occurred, which was recorded in selling, general and administrative expenses. No material liabilities, including contract termination costs, are recorded in connection with this relocation plan as of December 31, 2014. As originally planned, the Group has fully ramp up its Polysilicon Phase II Expansion Project since August 2015, and then the capacity of Xinjiang Daqo is increased from 6,150MT to 12,150MT. Additionally, in July 2015, the Board of Directors approved the first stage of Phase III Expansion Project, which is expected to increase the capacity from 12,150 MT to 18,000 MT.

In November 2015, the Group together with a professional transport company reviewed all the remaining assets for the relocation preparation under the Phase III Expansion Project. Along with the complicated and comprehensive relocation preparation, the Group identified assets of $1.6 million that were not transferrable and could not be reutilized by its Xinjiang expansion project. Accordingly, an impairment charge of $1.6 million was recognized as of December 31, 2015. In late 2015, the polysilicon machinery and equipment in Chongqing of $1.1 million (equivalently RMB7.0 million) was relocated from Chongqing to Xinjiang. To keep these machinery and equipment in good condition in Chongqing, the Company is required to spend approximately $0.3 million on a quarterly basis, including $0.2 million wages and $0.1 million electricity fees. During the year ended December 31, 2015, additional $0.1 million relocation cost occurred, which was recorded in selling, general and administrative expenses.

During the year ended December 31, 2016, the Company relocated additional machinery and equipment of $34.1 million (equivalent to RMB 236.7 million) from Chongqing to its Xinjiang plant for the first stage of Phase III Expansion Project, which had already completed the construction and installation of Phase 3A at the end of 2016 and commenced initial production in the first quarter of 2017 as planned. As of December 31, 2016, the Company is in the progress of disassembling and planning to relocate the remaining polysilicon machinery and equipment in Chongqing, which amounted to $15.7 million (equivalent to RMB109.0 million), and will incorporate all the remaining assets in the second stage of Phase III Expansion Project in Xinjiang, which is expected to increase the capacity from 18,000 MT to 25,000 MT. Along with the complicated and comprehensive relocation preparation, the Group identified assets of $0.2 million that were not transferrable and could not be reutilized by its Xinjiang expansion project in 2016. Accordingly, an impairment charge of $0.2 million was recognized during the year ended December 31, 2016.

During the year ended December 31, 2016, additional $2.6 million relocation cost occurred, which was recorded in selling, general and administrative expenses. No material liabilities, including contract termination costs, are recorded in connection with this relocation plan as of December 31, 2016. The Group expects to incur additional costs of $1.1 million in relocating the equipment.